Note 7 - Share-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
7
. Share-based Compensation

The Plan provides for the issuance of up to
304,167
shares of our common stock. Incentive stock options, under Section
422A
of the Internal Revenue Code, non-qualified options, stock appreciation rights, limited stock appreciation rights and restricted stock grants are authorized under the Plan. We grant all such share-based compensation awards at no less than the fair market value of our stock on the date of grant, and have granted stock and stock options to executive officers, employees, members of our Board of Directors and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants; however, option rights expire no later than ten
years from the date of grant and employee and Board of Director awards generally vest over three
to
five
years on a straight-line basis. At
December
31,
2016,
we had
244,046
vested and unvested stock options outstanding and
50,581
shares reserved for future awards. Total share-based compensation expense amounted to
$697,000
million and
$1.4
million for the years ended
December
31,
2016
and
2015,
respectively.

Stock Options – Employees and Directors

There were no options issued to employees or directors during
2016.

There were
41,667
options issued to employees during
2015.

For the
twelve
months ended
December
31,
2015,
we granted
175,000
to our non-employee directors.

Stock option activity for employee and director grants is summarized as follows:

		Weighted Avg.
	Shares	Exercise Price
Balance, December 31, 2014	63,000	$117.54

2015
Granted	217,000	13.20
Cancelled/Expired	(35,000)	19.74
Balance, December 31, 2015	245,000	$39.06

2016
Granted	-	-
Cancelled/Expired	(1,000)	67.86
Balance, December 31, 2016	244,000	$38.94

The weighted average remaining contractual life and weighted average exercise price of options outstanding as of
December
31,
2016
were as follows:

			Options Outstanding			Options Exercisable

Range of Exercise Prices			Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00	to	$120.00	243,000	7.07	$32.88	216,000	$35.34
$120.01	to	$6,000.00	1,000	2.03	953.88	1,000	959.88

			244,000	7.04	$38.76	217,000	$41.94

Share-based compensation expense relating to stock options granted to employees and directors was
$697,000
and
$1.4
million for the years ended
December
31,
2016
and
2015,
respectively.

As of
December
31,
2016,
there was
$318,000
of unrecognized compensation costs related to non-vested share-based compensation arrangements granted to employees and directors under the Plan. These costs are expected to be recognized over a weighted-average period of
1.3
years.

Stock Options and Warrants – Non-employees

In addition to stock options granted under the Plan, we have also granted options and warrants to purchase our common stock to certain non-employees that have been approved by our Board of Directors. There were no
options granted during
2016
and
2015,
respectively.

Warrants
granted to non-employees outstanding as of
December
31,
2016
and
2015,
respectively, are summarized as follows:

December 31, 2016
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	1,026,017	5.10
Warrants issued for services	-	-
	1,026,017	$5.10

December 31, 2015
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	244,219	1.80
Warrants issued for services	56,875	12.96
	301,094	$3.90

There were
no
warrants to purchase common stock issued for consulting services for the twelve
months ended
December
31,
2016.
There were
50,000
warrants to purchase common stock issued for investor relations services for the twelve
months ended
December
31,
2015.

Share-based compensation expense relating to stock options and warrants granted to non-employees amounted to
$0
and
$3,000
for the years ended
December
31,
2016
and
2015,
respectively.

Common Stock

In
October
2015,
we issued
33,333
common shares in connection with the
April
Offering.

In
May
2015,
we entered into the Exchange Agreements whereby
3,546,203
warrants, at an exercise price of
$3.48
per shares, issued by the Company between
December
2011
and
May
2014,
were exchanged for
3,546,203
shares of common stock to eliminate the liability associated with these warrants.

During
2016
and
2015,
we issued
39,167
and
12,667
shares of common stock, respectively, for consulting services valued at
$235,000
and
$172,000,
respectively. Generally, the costs associated with shares issued for services are being amortized to the related expense on a straight-line basis over the related service periods.

Employee Stock Purchase Plan

Our qualified employee stock purchase plan (ESPP), approved by our Board of Directors and shareholders and adopted in
June
2006,
provides that eligible employees (employed at least
90
days) have the option to purchase shares of our common stock at a price equal to
85%
of the lesser of the fair market value as of the
first
day or the last day of each offering period. Purchase options are granted semi-annually and are limited to the number of whole shares that can be purchased by an amount equal to up to
10%
of a participant’s annual base salary. As of
December
31,
2016,
there were
no
shares of our common stock issued pursuant to the ESPP. There was no
share-based compensation expense relating to the ESPP for the years ended
December
31,
2016
and
2015,
respectively.